Accounts Receivable	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Financing Receivables [Text Block]
3.         ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	February 29,	May 31,
	2012	2011
Trade accounts receivable	$203,146	$327,566
Employees	4,928	5,185
	208,074	332,751
Less allowance for doubtful accounts	(15,000)	(15,000)
	$193,074	$317,751

3.             ACCOUNTS RECEIVABLE

                As of May 31, accounts receivable consist of the following:

	2011	2010
Trade accounts receivable	$327,566	$323,733
Employees	5,185	5,271
	332,751	329,004
Less allowance for doubtful accounts	(15,000)	(40,001)
	$317,751	$289,003